Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Movements in Goodwill and Intangible Assets

	€ million	€ million	€ million	€ million	€ million
		Finite-life intangible assets

Movements during 2017	Goodwill	Indefinite-life intangible assets	Software	Other	Total
Cost
1 January 2017	18,789	8,358	2,578	1,068	30,793
Acquisitions of group companies	2,557	2,622	-	88	5,267
Reclassification to held for sale(a)	(2,228)	(82)	(1)	-	(2,311)
Reclassification from held for sale	28	-	-	-	28
Additions	-	-	153	1	154
Disposals	-	-	(78)	(1)	(79)
Currency retranslation	(1,104)	(623)	(153)	(66)	(1,946)
31 December 2017	18,042	10,275	2,499	1,090	31,906

Accumulated amortisation and impairment
1 January 2017	(1,165)	(13)	(1,484)	(698)	(3,360)
Amortisation/impairment for the year	-	-	(324)	(41)	(365)
Disposals	-	-	78	1	79
Currency retranslation	4	(1)	93	45	141
31 December 2017	(1,161)	(14)	(1,637)	(693)	(3,505)
Net book value 31 December 2017(b)	16,881	10,261	862	397	28,401

	€ million	€ million	€ million	€ million	€ million
		Finite-life intangible assets

Movements during 2016	Goodwill	Indefinite-life intangible assets	Software	Other	Total
Cost
1 January 2016	17,378	7,444	2,538	819	28,179
Acquisitions of group companies	1,140	911	-	236	2,287
Disposals of group companies	(2)	(83)	-	-	(85)
Reclassification to held for sale	(55)	-	-	-	(55)
Additions	-	2	225	6	233
Disposals	-	-	(42)	(1)	(43)
Currency retranslation	328	84	(143)	8	277
31 December 2016	18,789	8,358	2,578	1,068	30,793

Accumulated amortisation and impairment
1 January 2016	(1,165)	(13)	(1,269)	(673)	(3,120)
Amortisation/impairment for the year	-	-	(291)	(19)	(310)
Disposals	-	-	42	1	43
Currency retranslation	-	-	34	(7)	27
31 December 2016	(1,165)	(13)	(1,484)	(698)	(3,360)
Net book value 31 December 2016(b)	17,624	8,345	1,094	370	27,433

(a)	Goodwill and intangibles amounting to €2,311 million has been reclassified as held for sale, in relation to the Spreads business. Refer to note 22 for further details.
(b)	Within the indefinite-life intangible assets there are three brands that have a significant carrying value: Knorr €1,770 million (2016: €1,866 million), Carver Korea €1,520 million (2016: € nil) and Hellmann’s €1,160 million (2016: €1,302 million).

Summary of Goodwill and Indefinite-life Intangible Assets Held in Significant CGUs

The goodwill and indefinite-life intangible assets held in the significant CGUs are:

	€ billion	€ billion
2017 CGUs	Goodwill	Indefinite-life intangible assets
Foods (excluding spreads) Europe	4.5	1.6
Foods (excluding spreads) The Americas	2.8	1.4
Foods (excluding spreads) Asia/AMET/RUB	1.5	0.4
Personal Care The Americas	2.5	1.5

	€ billion	€ billion
2016 CGUs	Goodwill	Indefinite-life intangible assets
Foods Europe	5.8	1.6
Foods The Americas	3.9	1.6
Foods Asia/AMET/RUB	1.8	0.5
Personal Care The Americas	2.8	1.7

Summary of Key Assumptions Used in Discounted Cash Flow Projections

For the significant CGUs, the following key assumptions were used in the discounted cash flow projections:

	Foods	Foods	Foods	Personal Care
	(excluding spreads) Europe	(excluding spreads) The Americas	(excluding spreads) Asia/ AMET/RUB	The Americas
Longer-term sustainable growth rates	0.9%	1.5%	3.9%	1.5%
Average near-term nominal growth rates	-2.1%	3.8%	6.3%	4.7%
Average operating margins	17%	21%	18%	20%